Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property plant and equipment [abstract]
Summary of property, plant and equipment continuity

	Plant and Equipment		Mineral	Total
(in thousands)	Owned	Right-of-Use	Properties	PP&E

Cost:
Balance-January 1, 2023	$108,068	$763	$180,219	$289,050
Additions	1,398	34	1,836	3,268
Disposals	(259)	(28)	(1,242)	(1,529)
Reclamation adjustment (note 11)	3,498	—	—	3,498
Balance-December 31, 2023	$112,705	$769	$180,813	$294,287

Additions	4,758	1,704	3,583	10,045
Disposals	(683)	(418)	—	(1,101)
Acquisition by Foremost (note 5)	—	—	(238)	(238)
Reclamation adjustment (note 11)	(268)	—	—	(268)
Balance-December 31, 2024	$116,512	$2,055	$184,158	$302,725

Accumulated amortization, depreciation:
Balance-January 1, 2023	$(35,150)	$(395)	$—	$(35,545)
Amortization	(188)	—	—	(188)
Depreciation	(3,804)	(140)	—	(3,944)
Disposals	259	27	—	286
Reclamation adjustment (note 11)	50	—	—	50
Balance-December 31, 2023	$(38,833)	$(508)	$—	$(39,341)

Amortization	(640)	—	—	(640)
Depreciation	(3,983)	(226)	—	(4,209)
Disposals	605	418	—	1,023
Reclamation adjustment (note 11)	103	—	—	103
Balance-December 31, 2024	$(42,748)	$(316)	$—	$(43,064)

Carrying value:
Balance-December 31, 2023	$73,872	$261	$180,813	$254,946
Balance-December 31, 2024	$73,764	$1,739	$184,158	$259,661